Consolidated Statements of Shareholders Equity - USD ($) $ in Thousands	Total	Capital Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Deficit [Member]
Balance at Dec. 31, 2016	$ 244,144	$ 419,485	$ 21,036	$ 16,225	$ (212,602)
Comprehensive income:
Net income (loss)	10,226				10,226
Other comprehensive income (loss)	3,886			3,886
Shares and options issued:
Stock-based compensation expense (Note 14 (d))	663		663
Shares issued upon acquisition	662	662
Sale of shares under Employee Share Purchase Plan (Note 14 (c))	68	68
Shares repurchased under normal course issuer bid (Note 14 (c))	(552)	(1,342)	790
Dividends declared (Note 14 (c))	(4,563)				(4,563)
Balance at Dec. 31, 2017	254,534	418,873	22,489	20,111	(206,939)
Shares and options issued:
Net income (loss)	10,226				10,226
Other comprehensive income (loss)	3,886			3,886
Adoption of ASU | ASU 2014-09 [Member]	4,272				4,272
Adoption of ASU | ASU 2016-16 [Member]	2,949				2,949
Balance - January 1, 2018	261,755	418,873	22,489	20,111	(199,718)
Net income (loss)	(49,120)				(49,120)
Other comprehensive income (loss)	(3,868)			(3,868)
Stock-based compensation expense (Note 14 (d))	468		468
Conversion of deferred stock units to common shares (Note 14 (f))	211	211
Sale of shares under Employee Share Purchase Plan (Note 14 (c))	27	27
Dividends declared (Note 14 (c))	(4,605)				(4,605)
Balance at Dec. 31, 2018	204,868	$ 419,111	$ 22,957	16,243	(253,443)
Shares and options issued:
Net income (loss)	(49,120)				$ (49,120)
Other comprehensive income (loss)	$ (3,868)			$ (3,868)